Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheet (Parenthetical) (Detail) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Common Class A [Member]
Condensed Statement of Income Captions [Line Items]
Common stock, par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	400,000,000	400,000,000
Common stock shares issued	10,440,000	10,440,000
Common stock shares outstanding	10,440,000	10,440,000
Common Class B [Member]
Condensed Statement of Income Captions [Line Items]
Common stock, par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	100,000,000	100,000,000
Common stock shares issued	4,560,000	4,560,000
Common stock shares outstanding	4,560,000	4,560,000
Parent Company [Member] | Common Class A [Member]
Condensed Statement of Income Captions [Line Items]
Common stock, par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	100,000,000	100,000,000
Common stock shares issued	10,440,000	10,440,000
Common stock shares outstanding	10,440,000	10,440,000
Parent Company [Member] | Common Class B [Member]
Condensed Statement of Income Captions [Line Items]
Common stock, par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	100,000,000	100,000,000
Common stock shares issued	4,560,000	4,560,000
Common stock shares outstanding	4,560,000	4,560,000